Share based payments - Option activity (Details)	6 Months Ended
Jun. 30, 2023 shares £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	9,809,788
Granted (in shares) | shares	2,631,739
Exercised (in shares) | shares	(1,055,453)
Forfeited (in shares) | shares	(517,941)
Ending balance (in shares) | shares	10,868,133
Exercisable (in shares) | shares	4,950,640
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.04
Granted, weighted average exercise price (GBP per share) | £ / shares	0.00
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.01
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.01
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.04
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.07
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	877,704
Granted (in shares) | shares	1,350,482
Forfeited (in shares) | shares	(239,192)
Ending balance (in shares) | shares	1,988,994
Exercisable (in shares) | shares	39,304
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.00
Granted, weighted average exercise price (GBP per share) | £ / shares	0.00
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.00
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.00
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.00